Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Payables

in CHF thousands	2023	2022
Trade payables	410	997
Social security	918	1,146
Balance at December 31	1,328	2,143
Trade payables are denominated in the following currencies:

in CHF thousands	2023	2022
CHF	227	790
EUR	161	104
USD	22	103
Balance at December 31	410	997